Condensed Statement of Stockholders' Equity Deficiency - USD ($)	Total	Series A Preferred Stock [Member]	Series B Preferred Stock [Member]	Member Units [Member]	Common Stock [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
Beginning Balance at Dec. 31, 2014	$ (1,812,633)			$ 3,452,852	$ 0	$ 0	$ 0	$ (5,265,485)
Beginning Balance (in shares) at Dec. 31, 2014				10,821,827	0	0
Fair value of warrants issued with convertible notes payable	16,656			$ 16,656		$ 0	0	0
Issuance of convertible notes payable - beneficial conversion feature	25,844			25,844		0	0	0
Issuance of common stock - conversion of notes payable, promissory notes payable and related interest	1,429,035			$ 1,429,035		$ 0	0	0
Issuance of common stock - conversion of notes payable, promissory notes payable and related interest (in shares)				2,659,294		0
Issuance of common stock as inducement to convert	1,135,356			$ 1,135,356		$ 0	0	0
Issuance of common stock as inducement to convert (in shares)				995,926		0
Issuance of warrants as inducement to convert	506,857			$ 506,857			0	0
Issuance of common stock for services	2,625,679			$ 2,625,679		$ 0	0	0
Issuance of common stock for services (in shares)				2,303,227		0
Issuance of common stock - warrant exercises	90,000			$ 90,000		$ 0
Issuance of common stock - warrant exercises (in shares)				450,000		0
Net loss	(5,094,421)			$ 0		$ 0	0	(5,094,421)
Ending Balance at Jun. 30, 2015					$ 0
Ending Balance (in shares) at Jun. 30, 2015					0
Beginning Balance at Dec. 31, 2014	(1,812,633)			$ 3,452,852	$ 0	$ 0	0	(5,265,485)
Beginning Balance (in shares) at Dec. 31, 2014				10,821,827	0	0
Fair value of warrants issued with convertible notes payable	16,656
Issuance of common stock as inducement to convert						$ 0
Issuance of common stock as inducement to convert (in shares)						0
Net loss	(8,841,296)
Ending Balance at Dec. 31, 2015	(1,227,550)			$ 0	$ 21,911	$ 0	12,857,320	(14,106,781)
Ending Balance (in shares) at Dec. 31, 2015				0	21,911,396	0
Beginning Balance at Jun. 30, 2015					$ 0
Beginning Balance (in shares) at Jun. 30, 2015					0
Fair value of warrants issued with convertible notes payable	181,576				$ 0	$ 0	181,576	0
Issuance of common stock - conversion of notes payable, promissory notes payable and related interest	983,989				$ 1,290	$ 0	982,699	0
Issuance of common stock - conversion of notes payable, promissory notes payable and related interest (in shares)					1,328,346	0
Issuance of common stock as inducement to convert	57,397				$ 56	$ 0	57,341	0
Issuance of common stock as inducement to convert (in shares)					50,348	0
Issuance of common stock for services	2,263,804				$ 2,752	$ 0	2,261,052	0
Issuance of common stock for services (in shares)					2,719,091	0
Issuance of common stock - warrant exercises	78,333				$ 583	$ 0	77,750	0
Issuance of common stock - warrant exercises (in shares)					583,337	0
Conversion of membership units to common stock on June 30, 2015	0			$ (9,282,279)	$ 17,230	$ 0	9,265,049	0
Conversion of membership units to common stock on June 30, 2015 (in shares)				(17,230,274)	17,230,274	0
Fair value of warrants issued in conversion of accounts payable	31,853				$ 0	$ 0	31,853	0
Net loss	(3,746,875)				0	0	0	(3,746,875)
Ending Balance at Dec. 31, 2015	(1,227,550)			$ 0	$ 21,911	$ 0	12,857,320	(14,106,781)
Ending Balance (in shares) at Dec. 31, 2015				0	21,911,396	0
Fair value of warrants issued with convertible notes payable	270,076			$ 0	$ 0	$ 0	270,076	0
Issuance of common stock for services	1,425,684			$ 0	$ 740	$ 0	1,424,944	0
Issuance of common stock for services (in shares)				0	740,000	0
Fair value of warrants issued for services	344,846			$ 0	$ 0	$ 0	344,846	0
Fair value of post-maturity warrants issued as additional interest on notes payable	575,673			0	0	0	575,673	0
Issuance of common stock - conversion of accrued management fees	602,741			$ 0	$ 685	$ 0	602,056	0
Issuance of common stock - conversion of accrued management fees (in shares)				0	684,933	0
Issuance of preferred stock	1,170,000			$ 0	$ 0	$ 1,170	1,168,830	0
Issuance of preferred stock (in shares)				0	0	1,170,000
Fair value of preferred stock - conversion of notes payable and related interest	784,888			$ 0	$ 0	$ 535	784,353	0
Fair value of preferred stock - conversion of notes payable and related interest (in shares)				0	0	535,154
Fair value of common stock - conversion of notes payable and related interest	1,385,516			$ 0	$ 1,652	$ 0	1,383,864	0
Fair value of common stock - conversion of notes payable and related interest (in shares)				0	1,651,732	0
Issuance of convertible notes payable - beneficial conversion feature	70,949			$ 0	$ 0	$ 0	70,949	0
Accretion of beneficial conversion feature on preferred stock	0			0	0	0	760,011	(760,011)
Dividend on preferred stock	0			$ 0	$ 58	$ 0	34,960	(35,018)
Dividend on preferred (in shares)				0	58,377	0
Net loss	(5,748,397)			$ 0	$ 0	$ 0	0	(5,748,397)
Ending Balance at Dec. 31, 2016	(345,574)	$ 1,705	$ 0	$ 0	$ 25,046	$ 1,705	20,277,882	(20,650,207)
Ending Balance (in shares) at Dec. 31, 2016		1,705,154	0	0	25,046,438	1,705,154
Issuance of common stock for services	160,781	$ 0	$ 0		$ 163		160,618	0
Issuance of common stock for services (in shares)		0	0		162,500
Issuance of preferred stock	700,000	$ 0	$ 700		$ 0		699,300	0
Issuance of preferred stock (in shares)		0	700,000		0
Accretion of beneficial conversion feature on preferred stock	0	$ 0	$ 0		$ 0		31,841	(31,841)
Dividend on preferred stock	0	$ 0	$ 0		$ 60		36,017	(36,077)
Dividend on preferred (in shares)		0	0		59,321
Net loss	(669,011)	$ 0	$ 0		$ 0		0	(669,011)
Ending Balance at Mar. 31, 2017	$ (153,804)	$ 1,705	$ 700		$ 25,269		$ 21,205,658	$ (21,387,136)
Ending Balance (in shares) at Mar. 31, 2017		1,705,154	700,000		25,268,259